Document and Entity Information	Aug. 29, 2019
Cover [Abstract]
Entity Registrant Name	Gaming & Leisure Properties, Inc.
Entity Incorporation State Country Code	PA
Amendment Flag	false
Entity Central Index Key	0001575965
Document Type	8-K
Document Period End Date	Aug. 29, 2019
Entity File Number	001-36124
Entity Tax Identification Number	46-2116489
Entity Address, Address Line One	845 Berkshire Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wyomissing
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19610
City Area Code	(610)
Local Phone Number	401-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	GLPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false